SCHEDULE OF INCOME TAX BENEFIT FROM CONTINUING OPERATIONS (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Income/(Loss) before income taxes	$ (1,811,790)	$ (2,833,017)	$ (944,804)
Income tax computed at applicable tax rates	(381,976)	(596,733)	(200,995)
Current losses unrecognized deferred income tax	371,393	589,533	200,224
Utilization of net operating loss carryforwards	$ (2,751)
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior income tax expense recognized in current period			587
Valuation allowances of deferred tax assets		332,846
Income tax expenses/(benefits)	(13,334)	325,646	(185)
UNITED STATES | MFH Tech [Member]
Income/(Loss) before income taxes	(1,746,229)	(2,728,295)	(853,446)
Income tax computed at applicable tax rates	(366,708)	(572,942)	(179,224)
Current losses unrecognized deferred income tax	366,708	572,942	179,224
Utilization of net operating loss carryforwards
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior income tax expense recognized in current period			587
Valuation allowances of deferred tax assets
Income tax expenses/(benefits)			587
UNITED STATES | Chaince Securities, Inc. [Member]
Income/(Loss) before income taxes	(33,716)	(34,286)	(15,737)
Income tax computed at applicable tax rates	(7,080)	(7,200)	(3,305)
Current losses unrecognized deferred income tax			3,305
Utilization of net operating loss carryforwards
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior income tax expense recognized in current period
Valuation allowances of deferred tax assets
Income tax expenses/(benefits)	(7,080)	(7,200)
UNITED STATES | Chaince Securities, LLC [Member]
Income/(Loss) before income taxes	(29,778)
Income tax computed at applicable tax rates	(6,254)
Current losses unrecognized deferred income tax
Utilization of net operating loss carryforwards
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior income tax expense recognized in current period
Valuation allowances of deferred tax assets
Income tax expenses/(benefits)	(6,254)
HONG KONG
Income/(Loss) before income taxes	16,673	(11,975)	(4,678)
Income tax computed at applicable tax rates	2,751	(1,976)	(772)
Current losses unrecognized deferred income tax		1,976
Utilization of net operating loss carryforwards	$ (2,751)
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior income tax expense recognized in current period
Valuation allowances of deferred tax assets		332,846
Income tax expenses/(benefits)		332,846	(772)
CHINA
Income/(Loss) before income taxes	(18,740)	(58,461)	(70,436)
Income tax computed at applicable tax rates	(4,685)	(14,615)	(17,609)
Current losses unrecognized deferred income tax	4,685	14,615	17,609
Utilization of net operating loss carryforwards
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior income tax expense recognized in current period
Valuation allowances of deferred tax assets
Income tax expenses/(benefits)
SINGAPORE
Income/(Loss) before income taxes			(507)
Income tax computed at applicable tax rates			(86)
Current losses unrecognized deferred income tax			86
Prior income tax expense recognized in current period
Income tax expenses/(benefits)